Performance Management - Allspring Government MoneyMarket Funds - 100% Treasury Money Market Fund	Jul. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +1.33% Lowest Quarter: March 31, 2021 0.00% Year-to-date total return as of September 30, 2026 is +2.67%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Token Class[1]	10/19/2026	4.16%	3.11%	2.04%
[1]
Money Market Seven Day Yield, Caption [Optional Text]	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	1-800-222-8222
Performance Availability Website Address [Text]	allspringglobal.com
Token
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Token Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2026 is +2.67%
Bar Chart, Year to Date Return	2.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2021
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021

[1]
1.	Historical performance shown for the Token Class shares prior to their inception reflects the performance of the Institutional Class shares and is not adjusted to reflect Token Class expenses. If these expenses had been included, returns for Token Class shares would be higher. The Institutional Class annual returns are substantially similar to what the Token Class annual returns would be because the Institutional Class and Token Class are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.